NOTE 11 - COMMITMENTS AND CONTINGENCIES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jul. 31, 2018	May 01, 2017
Rental expense	$ 9,485	$ 12,320
Percentage fo annual escalation				3.00%
Software maintenance fees	300,000
Delinquent payroll tax payable	317,573
Payment of accrued late fee	123,572
Monthly payroll installment agreement amount			$ 15,000
Monthly lease payment	20,177
Jacksonville, Florida [Member]
Rental expense	$ 209,389	$ 174,878